GOING CONCERN	3 Months Ended
Dec. 31, 2011
Going Concern [Abstract]
Going Concern [Text Block]

NOTE 5 - GOING CONCERN

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. As of December 31, 2011, the Company had approximately $7 thousand in cash and cash equivalents, approximately $289 thousand in negative working capital, a stockholders’ deficit of approximately $281 thousand and an accumulated deficit during development stage of approximately $24,723 thousand. Management anticipates that their business will require substantial additional investments that have not yet been secured. The Company anticipates that the existing cash will not be sufficient to continue its operations through the next 12 months. Management is continuing in the process of fund raising in the private equity markets as the Company will need to finance future activities and general and administrative expenses. These conditions raise substantial doubt about the Company's ability to continue as a going concern.

These financial statements do not include any adjustments that may be necessary should the Company be unable to continue as a going concern. The Company’s continuation as a going concern is dependent on its ability to obtain additional financing as may be required and ultimately to attain profitability.